Redeemable Non-Controlling Interestes - Additional Information (Detail) $ in Thousands	12 Months Ended
	May 31, 2018 USD ($)	May 17, 2018 shares	Apr. 24, 2018 USD ($) shares
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests | $	$ 206,624
Koolearn Holding [Member]
Redeemable Noncontrolling Interest [Line Items]
Equity method investment, ownership percentage	68.00%
Convertible Redeemable Participating Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Convertible preferred stock, shares issued upon conversion	1
Convertible Redeemable Participating Preferred Stock [Member] | Koolearn Holding [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, voting rights	One
Convertible Redeemable Participating Preferred Stock [Member] | Series B Preferred Stock [Member] | Koolearn Holding [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued,shares | shares			64,396,251
Shares issued,consideration | $			$ 92,699
Liquidation preference, description	Before any distribution or payment shall be made to the holders of any ordinary shares, Series A shareholders, the Series B shareholders shall be entitled to receive for each outstanding Series B shares held, the higher of the following: (i) an amount equal to 100% of the Series B issue price, together with a 10% annual compound interest accrued thereon (calculated from the Series B issuance date to the date of the liquidation), plus all declared but unpaid dividends; or (ii) the pro rata share of the Liquidation Proceeds of the Series B Preferred Shareholders calculated on an as-converted basis.
Convertible Redeemable Participating Preferred Stock [Member] | Series A Preferred Stock [Member] | Koolearn Holding [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued,shares | shares		90,416,181
Liquidation preference, description	Before any distribution or payment shall be made to the holders of any ordinary shares, each Series A shareholder shall be entitled to receive the higher of the following; (i) an amount equal to 120% of the Series A issue price, plus all declared but unpaid dividends; or (ii) the pro rata share of the Liquidation Proceeds of the Series A shareholders calculated on an as-converted basis.